COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Components of cost of sales

	Years ended December 31,
	2020	2019
Operating costs[1]	$675.5	$672.0
Royalties	59.2	48.6
Depreciation expense[2]	256.7	275.1
	$991.4	$995.7
1Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.